Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current (in dollars)	$ 82,942	$ 64,812	$ 6,318
Accumulated depreciation (in dollars)	$ 1,530,492	$ 1,419,215	$ 1,102,939
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	42,000	41,666	41,666
Preferred stock, shares outstanding	42,000	41,666	41,666
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	175,000,000
Common stock, shares issued	3,485,487	2,230,670	992,885
Common stock, shares outstanding	3,485,487	2,230,670	992,885